Consolidated Statements of Operations - USD ($) shares in Millions, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net sales
Services									$ 1,394.2	$ 1,432.8	$ 1,420.8
Products									1,025.1	1,302.0	1,161.9
Net sales	$ 610.4	$ 589.6	$ 644.5	$ 574.8	$ 778.6	$ 687.6	$ 654.4	$ 614.2	2,419.3	2,734.8	2,582.7
Cost of sales
Services									932.8	974.8	1,048.3
Products									834.5	1,033.8	948.4
Total cost of sales									1,767.3	2,008.6	1,996.7
Gross profit	171.6	150.3	170.8	159.3	214.0	187.9	174.0	150.3	652.0	726.2	586.0
Selling and administrative expense									488.2	478.4	564.5
Research, development and engineering expense									86.9	93.6	92.2
Impairment of assets									18.9	2.1	72.0
Gain on sale of assets, net									(0.6)	(12.9)	(2.4)
Total operating expense									593.4	561.2	726.3
Operating profit (loss)									58.6	165.0	(140.3)
Other income (expense)
Investment income									26.0	34.5	27.6
Interest expense									(32.5)	(31.4)	(29.2)
Foreign exchange (loss) gain, net									(10.0)	(11.8)	0.2
Miscellaneous, net									3.7	(1.6)	(0.1)
Income (loss) from continuing operations before taxes									45.8	154.7	(141.8)
Income tax (benefit) expense									(13.7)	47.4	48.4
Income (loss) from continuing operations, net of tax	31.7	18.3	19.7	(10.2)	31.3	33.1	40.9	2.0	59.5	107.3	(190.2)
Income from discontinued operations, net of tax	2.6	4.5	4.3	4.5	2.8	1.8	2.2	2.9	15.9	9.7	13.7
Net income (loss)	34.3	22.8	24.0	(5.7)	34.1	34.9	43.1	4.9	75.4	117.0	(176.5)
Income attributable to noncontrolling interests, net of tax	1.7	1.1	1.8	(2.9)	4.1	1.9	1.5	(4.9)	1.7	2.6	5.1
Net income (loss) attributable to Diebold, Incorporated	$ 32.6	$ 21.7	$ 22.2	$ (2.8)	$ 30.0	$ 33.0	$ 41.6	$ 9.8	$ 73.7	$ 114.4	$ (181.6)
Basic weighted-average shares outstanding	65.0	65.0	64.9	64.7	64.6	64.6	64.6	64.3	64.9	64.5	63.7
Diluted weighted-average shares outstanding	65.7	65.6	65.6	64.7	65.4	65.3	65.2	64.8	65.6	65.2	63.7
Basic earnings (loss) per share
Income (loss) before discontinued operations, net of tax	$ 0.46	$ 0.26	$ 0.27	$ (0.11)	$ 0.42	$ 0.48	$ 0.61	$ 0.10	$ 0.89	$ 1.62	$ (3.06)
Income from discontinued operations, net of tax	0.04	0.07	0.07	0.07	0.04	0.03	0.03	0.05	0.24	0.15	0.21
Net income (loss) attributable to Diebold, Incorporated	0.50	0.33	0.34	(0.04)	0.46	0.51	0.64	0.15	1.13	1.77	(2.85)
Diluted earnings (loss) per share
Income (loss) before discontinued operations, net of tax	0.46	0.26	0.27	(0.11)	0.42	0.48	0.61	0.11	0.88	1.61	(3.06)
Income from discontinued operations, net of tax	0.04	0.07	0.07	0.07	0.04	0.03	0.03	0.04	0.24	0.15	0.21
Net income (loss) attributable to Diebold, Incorporated	$ 0.50	$ 0.33	$ 0.34	$ (0.04)	$ 0.46	$ 0.51	$ 0.64	$ 0.15	$ 1.12	$ 1.76	$ (2.85)
Amounts attributable to Diebold, Incorporated
Income (loss) before discontinued operations, net of tax									$ 57.8	$ 104.7	$ (195.3)
Income from discontinued operations, net of tax									15.9	9.7	13.7
Net income (loss) attributable to Diebold, Incorporated	$ 32.6	$ 21.7	$ 22.2	$ (2.8)	$ 30.0	$ 33.0	$ 41.6	$ 9.8	$ 73.7	$ 114.4	$ (181.6)
Dividends, per share, cash paid									$ 1.15	$ 1.15	$ 1.15